Investments - Sources of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment expenses:
Other investment expenses on funds withheld assets	$ (89)	$ (84)	$ (94)
Net investment income	2,720	3,140	2,836
Debt Securities
Net Investment Income [Line Items]
Total investment income	1,108	1,063	1,579
Equity securities
Net Investment Income [Line Items]
Total investment income	(25)	8	(4)
Mortgage loans
Net Investment Income [Line Items]
Total investment income	284	319	365
Policy loans
Net Investment Income [Line Items]
Total investment income	70	73	79
Limited partnerships
Net Investment Income [Line Items]
Total investment income	74	559	105
Other invested assets
Net Investment Income [Line Items]
Total investment income	44	14	14
Total investment income excluding funds withheld assets
Net Investment Income [Line Items]
Total investment income	1,555	2,036	2,138
Funds withheld assets
Investment expenses:
Other investment expenses on funds withheld assets	(85)	(107)	(66)
Net investment income	$ 1,254	$ 1,188	$ 792